Contingent Liabilities, Other Information, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
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Information on Main Guarantees for Loans

Main guarantees for loans at December 31, 2017

Issuer	Amount (millions of euros)
BBVA—Banco Bilbao Vizcaya Argentaria	368
SACE	368
Intesa Sanpaolo	220
Cassa Depositi e Prestiti	157
Ing	105
Unicredit	105
Commerzbank	58
Banco Santander	52
Sumitomo Mitsui Banking	52
Bank of Tokyo—Mitsubishi UFJ	52